Income Tax (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax [Abstract]
Interest and penalties recognized in the consolidated statements of operations	$ 31	$ 6	$ 21
Interest and penalties included in other liabilities in the consolidated balance sheets	$ 235	$ 221